UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2004

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Cabot Money Management, Inc.
Address:  P.O. Box 150
          216 Essex Street
          Salem, MA   01970

Form 13F File Number: 28-5694

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Robert T. Lutts
Title:   President
Phone:   1-978-745-9233

Signature, Place, and Date of Signing:
Robert T. Lutts                  Salem, MA                 8/9/2004
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)




Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 81

Form 13F Information Table Value Total: $114,053
                                       (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 		Form 13F File Number 		Name

None



Name of Issuer                      Title       CUSIP      Value      Shares        Invsmnt    Discret  Other    Voting Authority
                                   Of Class               (x1000)                    Sole      Shared   Mgrs    Sole  Shared  None

AU Optronics Corp - ADR          SPONSOREDADR 002255107     895       54,775                                   54,775
Abiomed Inc                          COM      003654100     195       15,480                                   15,480
Advance Auto Parts                   COM      00751Y106   2,128       48,160                                   48,160
Advancis Pharmaceutical              COM      00764L109     131       19,500                                   19,500
Anheuser Busch Co                    COM      035229103   2,018       37,371                                   37,371
Apollo Group Inc - CL A              CL A     037604105   2,271       25,718                                   25,718
BP Amoco                         SPONSORED AD 055622104     282        5,267                                    5,267
Berkshire Hathaway In, CL B          CL B     084670207   2,391          809                                      809
Blackrock Inc                        CL A     09247X101   4,644       72,756                                   72,756
Blackrock Core Bond Trust        SHS BEN INT  09249E101     494       38,120                                   38,120
Blackrock Limited Term Duration I  COM SHS    09249W101     421       22,760                                   22,760
Bright Horizons Family Solutions     COM      109195107   1,262       23,540                                   23,540
Burlington Resources                 COM      122014103   1,458       40,290                                   40,290
Cuno Inc                             COM      126583103   1,337       25,060                                   25,060
CACI International Inc               CL A     127190304   1,406       34,775                                   34,775
Citigroup Inc                        COM      172967101     384        8,251                                    8,251
Clarcor Inc                          COM      179895107   1,120       24,460                                   24,460
Courier                              COM      222660102     283        6,864                                    6,864
Dentsply Intl Inc                    COM      249030107   1,640       31,485                                   31,485
Dionex Corp                          COM      254546104     604       10,944                                   10,944
Eaton Vance Insured Muni Bnd         COM      27827X101     175       13,695                                   13,695
Eaton Vance Limited Term Duration    COM      27828H105     359       19,850                                   19,850
Eaton Vance Senior Floating Rate     COM      27828Q105     690       34,625                                   34,625
Encana Corp                          COM      292505104   2,746       63,635                                   63,635
Engineered Support Sys               COM      292866100   1,632       27,894                                   27,894
Evergreen Managed Income Fund      COM SHS    30024Y104     633       36,320                                   36,320
Expeditors Intl Wash Inc.            COM      302130109   3,106       62,870                                   62,870
Exxon Mobil Corp                     COM      30231G102   1,867       42,044                                   42,044
FLIR Systems Inc                     COM      302445101   1,740       31,700                                   31,700
First Data Corp                      COM      319963104     988       22,188                                   22,188
Forward Air Corp Corporation         COM      349853101   2,136       57,125                                   57,125
Gabelli Dividend & Inc. Trust        COM      36242H104     597       34,325                                   34,325
Gallagher Arthur J & Co              COM      363576109     216        7,092                                    7,092
Gannett Co.                          COM      364730101   1,450       17,090                                   17,090
General Electric                     COM      369604103     699       21,563                                   21,563
Global Income Fund Inc               COM      37934Y108      51       12,200                                   12,200
Imperial Oil LTD                     COM      453038408   2,903       61,998                                   61,998
Iron Mountain Inc                    COM      462846106   3,785       78,422                                   78,422
Ishares Leh. Tres.Inflation ProteUS TIPS BD F 464287176   3,175       31,156                                   31,156
Ishares Trust S&P 500            S&P 500 INDE 464287200     206        1,795                                    1,795
Intl. Emerging Mkt. I-Share      MSCI EMERG M 464287234   2,299       14,225                                   14,225
I-Shares GS Top Corp Bonds ETF   GS CORP BD F 464287242     395        3,670                                    3,670
IShares TR Russell 3000 Growth   RUSL 3000 GR 464287671     576       14,815                                   14,815
Ishares Russell 3000 Index       RUSSELL 3000 464287689   4,190       64,699                                   64,699
Kopin Corp                           COM      500600101      56       11,000                                   11,000
Lincare Holdings                     COM      532791100   1,452       44,190                                   44,190
MFS Charter Incm Tr               SH BEN INT  552727109     741       88,940                                   88,940
MFS Intermediate Inc Trust        SH BEN INT  55273C107   1,416      222,585                                  222,585
MFS Govt Mkts Inc                 SH BEN INT  552939100     362       56,445                                   56,445
Map Info Corporation                 COM      565105103     908       85,695                                   85,695
Moodys Corp.                         COM      615369105   1,805       27,920                                   27,920
Mylan Labs                           COM      628530107   1,660       81,956                                   81,956
Nortel Networks                      COM      656568102     103       20,636                                   20,636
Oxford Health Plans Inc.             COM      691471106   1,936       35,166                                   35,166
Paychex                              COM      704326107   1,680       49,600                                   49,600
PepsiCo Inc.                         COM      713448108   3,849       71,435                                   71,435
Pfizer                               COM      717081103     697       20,333                                   20,333
Pimco Floating Rate Inc Fund         COM      72201H108     573       27,825                                   27,825
Pitney Bowes Inc.                    COM      724479100   2,130       48,147                                   48,147
Procter & Gamble                     COM      742718109     268        4,914                                    4,914
Quanta Sercices Inc                  COM      74762E102     119       19,079                                   19,079
Renal Care Group, Inc                COM      759930100   1,307       39,461                                   39,461
Respironics                          COM      761230101   2,760       46,980                                   46,980
SBC Communications                   COM      78387G103   1,673       68,985                                   68,985
S & P Dpstry Rpts                 UNIT SER 1  78462F103   2,901       25,332                                   25,332
Charles Schwab & Co.                 COM      808513105     115       11,973                                   11,973
Southern Union Co. New               COM      844030106   1,372       65,065                                   65,065
Starbucks Coffee                     COM      855244109     722       16,600                                   16,600
Stericycle Inc                       COM      858912108     325        6,280                                    6,280
Symantec Corp                        COM      871503108   1,698       38,790                                   38,790
Templeton Global Inc                 COM      880198106      85       10,780                                   10,780
Teva Pharmaceutical Industry-ADR     ADR      881624209   4,430       65,943                                   65,943
Thermo Electron                      COM      883556102     215        7,003                                    7,003
United Parcel Cl B                   CL B     911312106   1,647       21,911                                   21,911
Varian Medical Systems Inc.          COM      92220P105   1,322       16,655                                   16,655
Verizon Communications               COM      92343V104     346        9,569                                    9,569
Washington Mutual                    COM      939322103   1,123       29,052                                   29,052
Wells Fargo & Co                     COM      949746101   3,486       60,906                                   60,906
Wrigley Wm Jr                        COM      982526105   1,597       25,326                                   25,326
Wyeth                                COM      983024100     518       14,325                                   14,325
XTO Energy                           COM      98385X106   4,677      157,006                                  157,006

Totals                                                  114,053    2,975,191                                2,975,191